UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7920

Western Asset High Income Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

ITEM 1.              SCHEDULE OF INVESTMENTS

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FORM N-Q

DECEMBER 31, 2008

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited)

December 31, 2008

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 91.0%
CONSUMER DISCRETIONARY — 15.0%
Auto Components — 0.9%
$2,020,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$808,000
960,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	369,600
	Visteon Corp., Senior Notes:
1,722,000	8.250% due 8/1/10	542,430
3,766,000	12.250% due 12/31/16 (a)	922,670
	Total Auto Components	2,642,700
Automobiles — 0.6%
505,000	Ford Motor Co., Debentures, 8.900% due 1/15/32	123,724
	General Motors Corp.:
3,060,000	Notes, 7.200% due 1/15/11	650,250
4,550,000	Senior Debentures, 8.375% due 7/15/33	819,000
2,125,000	Senior Notes, 7.125% due 7/15/13	398,437
	Total Automobiles	1,991,411
Diversified Consumer Services — 0.6%
	Education Management LLC/Education Management Finance Corp.:
430,000	Senior Notes, 8.750% due 6/1/14	328,950
2,055,000	Senior Subordinated Notes, 10.250% due 6/1/16	1,500,150
	Total Diversified Consumer Services	1,829,100
Hotels, Restaurants & Leisure — 3.8%
675,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16	401,625
2,345,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)(d)	16,122
1,570,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	777,150
1,450,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	986,000
618,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	431,055
1,400,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	777,000
1,095,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	815,775
445,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	45,612
	Harrah’s Operating Co. Inc.:
843,000	Senior Notes, 10.750% due 2/1/16 (a)	244,470
193,900	Senior Secured Notes, 10.000% due 12/15/18 (a)	71,743
1,640,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	902,000
2,545,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	852,575
1,830,000	MGM MIRAGE Inc., Senior Notes, 13.000% due 11/15/13 (a)	1,752,225
225,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	114,750
2,135,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	1,846,775
1,065,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	564,450
790,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.875% due 2/1/14 (a)(e)	462,150
	Station Casinos Inc.:
	Senior Notes:
1,245,000	6.000% due 4/1/12	255,225
2,265,000	7.750% due 8/15/16	441,675
85,000	Senior Subordinated Notes, 6.625% due 3/15/18	5,313
	Total Hotels, Restaurants & Leisure	11,763,690
Household Durables — 1.5%
200,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	135,000
1,965,000	K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	1,503,225

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

December 31, 2008

Face Amount	Security	Value
Household Durables — 1.5% (continued)
$1,790,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	$1,530,450
2,210,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	1,657,500
	Total Household Durables	4,826,175
Internet & Catalog Retail — 0.2%
155,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	116,250
1,030,000	Ticketmaster, Senior Notes, 10.750% due 8/1/16 (a)	561,350
	Total Internet & Catalog Retail	677,600
Media — 5.2%
	Affinion Group Inc.:
380,000	Senior Notes, 10.125% due 10/15/13	279,300
4,200,000	Senior Subordinated Notes, 11.500% due 10/15/15	2,546,250
	CCH I LLC/CCH I Capital Corp.:
930,000	Senior Notes, 11.000% due 10/1/15	148,800
6,965,000	Senior Secured Notes, 11.000% due 10/1/15	1,253,700
765,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	279,225
	Cengage Learning Acquisitions Inc.:
1,080,000	Senior Notes, 10.500% due 1/15/15 (a)	448,200
1,790,000	Senior Subordinated Notes, step bond to yield 13.249% due 7/15/15 (a)	528,050
540,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (f)	54,000
850,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	106,250
2,930,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	2,358,650
	CSC Holdings Inc., Senior Notes:
1,320,000	8.125% due 7/15/09	1,316,700
760,000	6.750% due 4/15/12	699,200
2,396,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	575,040
660,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	660,000
	EchoStar DBS Corp., Senior Notes:
980,000	6.625% due 10/1/14	820,750
770,000	7.750% due 5/31/15	658,350
2,325,000	Historic TW Inc., Senior Notes, 6.625% due 5/15/29	2,067,216
2,550,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	204,000
	R.H. Donnelley Corp.:
290,000	11.750% due 5/15/15 (a)	72,500
1,915,000	Senior Notes, 8.875% due 1/15/16	296,825
1,060,000	Sun Media Corp., 7.625% due 2/15/13	858,600
	Total Media	16,231,606
Multiline Retail — 1.3%
2,520,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (b)	2,167,200
	Neiman Marcus Group Inc.:
4,140,000	Senior Notes, 9.000% due 10/15/15 (b)	1,842,300
150,000	Senior Secured Notes, 7.125% due 6/1/28	71,250
	Total Multiline Retail	4,080,750
Specialty Retail — 0.7%
310,000	Ace Hardware Corp., Senior Secured Notes, 9.125% due 6/1/16 (a)	206,150
	AutoNation Inc., Senior Notes:
225,000	6.753% due 4/15/13 (e)	155,250
345,000	7.000% due 4/15/14	253,575
1,805,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	884,450

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

December 31, 2008

Face Amount	Security	Value
Specialty Retail — 0.7% (continued)
$365,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	$348,575
1,000,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	460,000
	Total Specialty Retail	2,308,000
Textiles, Apparel & Luxury Goods — 0.2%
960,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	729,600
	TOTAL CONSUMER DISCRETIONARY	47,080,632
CONSUMER STAPLES — 1.9%
Food & Staples Retailing — 0.1%
276,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	279,797
Food Products — 0.7%
	Dole Food Co. Inc., Senior Notes:
185,000	8.625% due 5/1/09	168,350
2,185,000	7.250% due 6/15/10	1,534,963
575,000	8.875% due 3/15/11	362,250
340,000	Stater Brothers Holdings Inc., Senior Notes, 7.750% due 4/15/15	287,300
	Total Food Products	2,352,863
Household Products — 0.3%
1,235,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	920,075
Tobacco — 0.8%
	Alliance One International Inc., Senior Notes:
385,000	8.500% due 5/15/12	284,900
1,270,000	11.000% due 5/15/12	1,060,450
1,060,000	Altria Group Inc., Senior Notes, 9.700% due 11/10/18	1,147,522
	Total Tobacco	2,492,872
	TOTAL CONSUMER STAPLES	6,045,607
ENERGY — 12.1%
Energy Equipment & Services — 2.4%
2,305,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	2,530,240
1,150,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	730,250
1,350,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	897,750
625,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	584,375
60,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	50,296
3,270,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	2,838,004
	Total Energy Equipment & Services	7,630,915
Oil, Gas & Consumable Fuels — 9.7%
1,740,000	Atlas Pipeline Partners LP, 8.750% due 6/15/18 (a)	1,148,400
3,572,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	2,464,680
	Chesapeake Energy Corp., Senior Notes:
2,845,000	6.625% due 1/15/16	2,261,775
140,000	6.500% due 8/15/17	107,800
1,180,000	6.250% due 1/15/18	879,100
365,000	7.250% due 12/15/18	286,525
360,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	225,000
3,069,226	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 9.753% due 4/15/10 (a)(b)(e)	1,672,728
540,000	El Paso Corp., Medium-Term Notes, 7.800% due 8/1/31	354,512
	Enterprise Products Operating LP:
1,310,000	Junior Subordinated Notes, 8.375% due 8/1/66	721,323
620,000	Subordinated Notes, 7.034% due 1/15/68	291,774
2,500,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,962,500
465,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	365,025

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

December 31, 2008

Face Amount	Security	Value
Oil, Gas & Consumable Fuels — 9.7% (continued)
$2,585,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	$1,951,675
	Mariner Energy Inc., Senior Notes:
940,000	7.500% due 4/15/13	606,300
555,000	8.000% due 5/15/17	291,375
1,060,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	662,500
	OPTI Canada Inc., Senior Secured Notes:
440,000	7.875% due 12/15/14	226,600
915,000	8.250% due 12/15/14	498,675
1,420,000	Parallel Petroleum Corp., 10.250% due 8/1/14	908,800
1,495,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	1,218,425
	Petroplus Finance Ltd., Senior Notes:
630,000	6.750% due 5/1/14 (a)	403,200
780,000	7.000% due 5/1/17 (a)	479,700
1,200,000	Quicksilver Resources Inc., 8.250% due 8/1/15	768,000
4,500,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15 (b)	2,385,000
3,485,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(d)	139,400
1,020,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	897,600
350,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	218,750
700,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	595,000
2,235,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	279,375
1,325,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	722,125
1,275,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	905,250
	Williams Cos. Inc.:
	Notes:
1,280,000	7.875% due 9/1/21	980,952
2,320,000	8.750% due 3/15/32	1,731,910
1,125,000	Senior Notes, 7.625% due 7/15/19	880,358
	Total Oil, Gas & Consumable Fuels	30,492,112
	TOTAL ENERGY	38,123,027
FINANCIALS — 11.0%
Commercial Banks — 0.5%
500,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	327,500
	TuranAlem Finance BV, Bonds:
1,530,000	8.250% due 1/22/37 (a)	665,550
470,000	8.250% due 1/22/37 (a)	203,275
430,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (g)	434,705
	Total Commercial Banks	1,631,030
Consumer Finance — 5.2%
	Ford Motor Credit Co.:
925,000	Notes, 7.875% due 6/15/10	740,394
	Senior Notes:
1,037,000	7.246% due 6/15/11 (e)	685,716
1,370,000	7.569% due 1/13/12 (e)	892,213
9,860,000	12.000% due 5/15/15	7,370,320
	GMAC LLC:
1,157,000	7.500% due 12/31/13 (a)	861,965
234,000	8.000% due 12/31/18 (a)	120,510
4,724,000	8.000% due 11/1/31 (a)	2,813,048
	SLM Corp., Senior Notes:
3,170,000	3.695% due 7/26/10 (e)	2,706,546
290,000	3.765% due 10/25/11 (e)	222,394
	Total Consumer Finance	16,413,106

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

December 31, 2008

Face Amount	Security	Value
Diversified Financial Services — 3.0%
$1,040,000	Capmark Financial Group Inc., 5.875% due 5/10/12	$354,836
1,250,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	650,000
1,970,000	Citigroup Inc., Junior Subordinated Notes, Preferred Securities, 8.400% due 4/30/18 (g)	1,303,234
2,040,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (g)	1,701,413
	Leucadia National Corp., Senior Notes:
1,220,000	8.125% due 9/15/15	985,150
450,000	7.125% due 3/15/17	336,375
	TNK-BP Finance SA:
1,525,000	7.875% due 3/13/18 (a)	770,125
150,000	Bonds, 7.500% due 7/18/16 (a)	78,750
744,000	Senior Notes, 7.875% due 3/13/18 (a)	375,720
2,850,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 12.732% due 10/1/15	2,251,500
765,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	642,600
	Total Diversified Financial Services	9,449,703
Insurance — 0.4%
2,830,000	American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58 (a)	1,102,274
Real Estate Investment Trusts (REITs) — 0.4%
75,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	26,625
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
360,000	6.500% due 6/1/16	265,500
1,165,000	6.750% due 4/1/17	891,225
	Total Real Estate Investment Trusts (REITs)	1,183,350
Real Estate Management & Development — 0.3%
1,270,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15 (c)	260,350
	Realogy Corp.:
2,300,000	10.500% due 4/15/14	408,250
193,381	11.000% due 4/15/14 (b)	23,206
2,045,000	Senior Subordinated Notes, 12.375% due 4/15/15	286,300
	Total Real Estate Management & Development	978,106
Thrifts & Mortgage Finance — 1.2%
5,500,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27 (f)	3,795,000
	TOTAL FINANCIALS	34,552,569
HEALTH CARE — 7.5%
Health Care Equipment & Supplies — 0.7%
1,270,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	654,050
	Biomet Inc., Senior Notes:
1,740,000	10.375% due 10/15/17 (b)	1,383,300
310,000	11.625% due 10/15/17	266,600
	Total Health Care Equipment & Supplies	2,303,950
Health Care Providers & Services — 6.7%
3,245,000	CRC Health Corp., 10.750% due 2/1/16	1,971,338
	DaVita Inc.:
230,000	Senior Notes, 6.625% due 3/15/13	219,650
1,640,000	Senior Subordinated Notes, 7.250% due 3/15/15	1,566,200
	HCA Inc.:

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

December 31, 2008

Face
Amount	Security	Value
Health Care Providers & Services — 6.7% (continued)
$3,920,000	Debentures, 7.500% due 11/15/95	$1,680,582
820,000	Notes, 6.375% due 1/15/15	504,300
40,000	Senior Notes, 6.250% due 2/15/13	25,200
	Senior Secured Notes:
1,380,000	9.250% due 11/15/16	1,269,600
3,445,000	9.625% due 11/15/16 (b)	2,695,712
2,675,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	2,086,500
	Tenet Healthcare Corp., Senior Notes:
2,310,000	6.375% due 12/1/11	1,796,025
90,000	6.500% due 6/1/12	68,850
4,250,000	7.375% due 2/1/13	3,049,375
	Universal Hospital Services Inc., Senior Secured Notes:
530,000	5.943% due 6/1/15 (e)	325,950
1,990,000	8.500% due 6/1/15 (b)	1,422,850
3,774,000	US Oncology Holdings Inc., Senior Notes, 8.334% due 3/15/12 (b)(e)	2,396,490
	Total Health Care Providers & Services	21,078,622
Pharmaceuticals — 0.1%
4,870,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(d)	255,675
	TOTAL HEALTH CARE	23,638,247
INDUSTRIALS — 13.3%
Aerospace & Defense — 1.8%
1,120,000	BE Aerospace Inc., 8.500% due 7/1/18	1,010,800
	DRS Technologies Inc., Senior Subordinated Notes:
310,000	6.625% due 2/1/16	311,550
1,405,000	7.625% due 2/1/18	1,412,025
4,475,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	1,543,875
1,460,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	1,321,300
	Total Aerospace & Defense	5,599,550
Airlines — 2.4%
	Continental Airlines Inc., Pass-Through Certificates:
227,865	8.312% due 4/2/11(f)	170,899
930,000	7.339% due 4/19/14	539,400
3,950,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	1,639,250
1,074,556	Delta Air Lines Inc., 8.954% due 8/10/14(f)	558,769
	United Airlines Inc., Pass-Through Certificates:
1,045,000	6.831% due 9/1/08	1,024,100
2,268,135	7.811% due 10/1/09(f)	2,132,047
962,968	8.030% due 7/1/11	943,708
460,000	6.932% due 9/1/11	515,200
	Total Airlines	7,523,373
Building Products — 1.6%
	Associated Materials Inc.:
4,875,000	Senior Discount Notes, step bond to yield 13.594% due 3/1/14	2,730,000
945,000	Senior Subordinated Notes, 9.750% due 4/15/12	748,913
880,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13	602,800
3,800,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.352% due 3/1/14	836,000
	Total Building Products	4,917,713
Commercial Services & Supplies — 3.1%
	DynCorp International LLC/DIV Capital Corp.:
1,220,000	9.500% due 2/15/13 (a)	1,072,075

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

December 31, 2008

Face
Amount	Security	Value
Commercial Services & Supplies — 3.1% (continued)
$4,100,000	Senior Subordinated Notes, 9.500% due 2/15/13	$3,572,125
2,150,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	2,139,250
2,495,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	1,384,725
	US Investigations Services Inc.:
2,405,000	11.750% due 5/1/16 (a)	1,527,175
280,000	Senior Subordinated Notes, 10.500% due 11/1/15 (a)	205,800
	Total Commercial Services & Supplies	9,901,150
Construction & Engineering — 0.4%
1,500,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	1,327,500
Electrical Equipment — 0.1%
600,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	273,000
Industrial Conglomerates — 0.2%
	Sequa Corp., Senior Notes:
840,000	11.750% due 12/1/15 (a)	323,400
897,657	13.500% due 12/1/15 (a)(b)	291,738
	Total Industrial Conglomerates	615,138
Machinery — 0.1%
730,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	485,450
Road & Rail — 2.4%
5,895,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	2,719,069
	Kansas City Southern de Mexico, Senior Notes:
3,210,000	9.375% due 5/1/12	2,953,200
1,180,000	7.625% due 12/1/13	973,500
520,000	7.375% due 6/1/14	428,064
355,000	Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	357,662
	Total Road & Rail	7,431,495
Trading Companies & Distributors — 1.1%
1,140,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	592,800
855,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	453,150
2,755,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,473,925
2,410,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	927,850
	Total Trading Companies & Distributors	3,447,725
Transportation Infrastructure — 0.1%
	Swift Transportation Co., Senior Secured Notes:
2,330,000	9.899% due 5/15/15 (a)(e)	200,963
1,325,000	12.500% due 5/15/17 (a)	127,531
	Total Transportation Infrastructure	328,494
	TOTAL INDUSTRIALS	41,850,588
INFORMATION TECHNOLOGY — 1.7%
Communications Equipment — 0.4%
3,140,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,271,700
Electronic Equipment, Instruments & Components — 0.1%
	NXP BV/NXP Funding LLC, Senior Secured Notes:
520,000	7.503% due 10/15/13 (e)	174,850
390,000	7.875% due 10/15/14	154,050
	Total Electronic Equipment, Instruments & Components	328,900
IT Services — 0.9%
1,430,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	706,062
	First Data Corp.:
250,000	5.625% due 11/1/11	125,000

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

December 31, 2008

Face
Amount	Security	Value
IT Services — 0.9% (continued)
$1,385,000	Senior Notes, 9.875% due 9/24/15 (a)	$844,850
1,520,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	1,010,800
	Total IT Services	2,686,712
Semiconductors & Semiconductor Equipment — 0.0%
	Freescale Semiconductor Inc., Senior Notes:
170,000	8.875% due 12/15/14	75,650
330,000	9.125% due 12/15/14 (b)	77,550
	Total Semiconductors & Semiconductor Equipment	153,200
Software — 0.3%
1,820,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	855,400
	TOTAL INFORMATION TECHNOLOGY	5,295,912
MATERIALS — 6.4%
Chemicals — 0.9%
3,670,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	899,150
440,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	237,600
1,440,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (f)	1,301,453
2,900,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	72,500
494,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	288,990
	Total Chemicals	2,799,693
Containers & Packaging — 0.7%
560,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	389,200
525,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	354,375
725,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(d)(f)	0
850,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (a)	794,750
1,210,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	780,450
	Total Containers & Packaging	2,318,775
Metals & Mining — 2.6%
2,090,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	1,716,174
210,000	Metals USA Holdings Corp., 10.883% due 7/1/12 (b)(e)	59,850
2,345,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,395,275
4,780,000	Noranda Aluminium Holding Corp., Senior Notes, 8.345% due 11/15/14 (b)(e)	788,700
2,425,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	1,418,625
4,575,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	2,847,938
	Total Metals & Mining	8,226,562
Paper & Forest Products — 2.2%
	Abitibi-Consolidated Co. of Canada:
3,295,000	15.500% due 7/15/10 (a)	972,025
3,625,000	Senior Secured Notes, 13.750% due 4/1/11 (a)	2,338,125
	Appleton Papers Inc.:
125,000	Senior Notes, 8.125% due 6/15/11	86,875
2,410,000	Senior Subordinated Notes, 9.750% due 6/15/14	1,421,900
	NewPage Corp.:
	Senior Secured Notes:
2,755,000	9.443% due 5/1/12 (e)	1,067,563
430,000	10.000% due 5/1/12	191,350
290,000	Senior Subordinated Notes, 12.000% due 5/1/13	84,100
829,808	Newpage Holding Corp., 10.265% due 11/1/13 (b)(e)	311,178

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

December 31, 2008

Face
Amount	Security	Value
Paper & Forest Products — 2.2% (continued)
$830,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	$253,150
	Total Paper & Forest Products	6,726,266
	TOTAL MATERIALS	20,071,296
TELECOMMUNICATION SERVICES — 12.1%
Diversified Telecommunication Services — 8.1%
385,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	244,475
	Frontier Communications Corp.:
160,000	Debentures, 7.050% due 10/1/46	70,400
1,455,000	Senior Notes, 7.875% due 1/15/27	851,175
1,555,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (c)(d)(f)	0
980,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)	9,800
495,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	452,925
4,250,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14 (a)	3,973,750
	Intelsat Jackson Holdings Ltd., Senior Notes:
170,000	9.500% due 6/15/16 (a)	157,250
3,935,000	11.500% due 6/15/16 (a)	3,443,125
	Level 3 Financing Inc.:
1,735,000	12.250% due 3/15/13	1,058,350
3,390,000	9.250% due 11/1/14	1,983,150
2,200,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	1,551,000
	Qwest Communications International Inc.:
500,000	7.250% due 2/15/11	437,500
	Senior Notes:
250,000	5.649% due 2/15/09 (e)	250,000
1,440,000	7.500% due 2/15/14	1,036,800
4,245,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	1,889,025
3,327,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	2,478,615
3,950,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	3,416,750
2,270,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	2,020,300
	Total Diversified Telecommunication Services	25,324,390
Wireless Telecommunication Services — 4.0%
1,340,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	1,507,500
610,000	iPCS Inc., Senior Secured Notes, 5.318% due 5/1/13 (e)	436,150
760,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	684,000
	Sprint Capital Corp., Senior Notes:
2,630,000	7.625% due 1/30/11	2,197,031
605,000	8.375% due 3/15/12	484,316
3,480,000	6.875% due 11/15/28	2,074,804
5,600,000	8.750% due 3/15/32	3,787,117
3,700,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	1,387,500
	Total Wireless Telecommunication Services	12,558,418
	TOTAL TELECOMMUNICATION SERVICES	37,882,808
UTILITIES — 10.0%
Electric Utilities — 0.7%
124,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	124,620
4,230,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (a)(b)	2,136,150
	Total Electric Utilities	2,260,770

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

December 31, 2008

Face
Amount	Security	Value
Gas Utilities — 0.9%
$3,300,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	$2,722,500
Independent Power Producers & Energy Traders — 8.4%
	AES Corp.:
1,540,000	Secured Notes, 8.750% due 5/15/13 (a)	1,486,100
	Senior Notes:
3,435,000	8.000% due 10/15/17	2,833,875
560,000	8.000% due 6/1/20 (a)	436,800
	Dynegy Holdings Inc.:
2,090,000	Senior Debentures, 7.625% due 10/15/26	1,024,100
1,890,000	Senior Notes, 7.750% due 6/1/19	1,313,550
320,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	227,400
	Edison Mission Energy, Senior Notes:
1,670,000	7.750% due 6/15/16	1,494,650
1,150,000	7.200% due 5/15/19	948,750
1,785,000	7.625% due 5/15/27	1,392,300
17,265,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	8,459,850
1,159,410	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	1,066,658
1,200,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,158,000
	NRG Energy Inc., Senior Notes:
4,720,000	7.250% due 2/1/14	4,425,000
165,000	7.375% due 1/15/17	152,212
	Total Independent Power Producers & Energy Traders	26,419,245
	TOTAL UTILITIES	31,402,515
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $454,366,586)	285,943,201
ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
9,956,016	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(d)(f)
	(Cost - $10,630,831)	0
CONVERTIBLE BONDS & NOTES — 0.4%
CONSUMER DISCRETIONARY — 0.1%
Media — 0.1%
1,240,000	Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	542,500
INDUSTRIALS — 0.3%
Marine — 0.3%
1,685,000	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	871,988
	TOTAL CONVERTIBLE BONDS & NOTES
	(Cost — $2,233,476)	1,414,488
COLLATERALIZED MORTGAGE OBLIGATION — 0.2%
1,612,497	Countrywide Home Loan Mortgage Pass-Through Trust, 5.214% due 4/20/35 (e)
	(Cost - $986,277)	773,999
COLLATERALIZED SENIOR LOANS — 1.8%
CONSUMER DISCRETIONARY — 0.5%
Auto Components — 0.4%
2,191,210	Allison Transmission Inc., Term Loan B, 5.260% due 8/7/14 (e)	1,234,902
Media — 0.1%
1,000,000	Idearc Inc., Term Loan B, Senior Notes, 0.000% due 11/1/14 (e)	315,714
	TOTAL CONSUMER DISCRETIONARY	1,550,616

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

December 31, 2008

Face
Amount	Security	Value
ENERGY — 0.8%
Energy Equipment & Services — 0.6%
$2,557,456	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (b)(d)(e)	$2,033,177
Oil, Gas & Consumable Fuels — 0.2%
1,500,000	Stallion Oilfield Services, Term Loan, 8.361% due 7/31/12 (e)	600,000
	TOTAL ENERGY	2,633,177
INDUSTRIALS — 0.2%
Trading Companies & Distributors — 0.2%
1,120,195	Penhall International Corp., Term Loan, 9.883% due 4/1/12 (e)	504,088
MATERIALS — 0.3%
Containers & Packaging — 0.2%
2,812,908	Berry Plastics Corp., Senior Term Loan, 11.338% due 6/15/14 (e)	632,904
Paper & Forest Products — 0.1%
448,000	Verso Paper Holdings LLC, 10.012% due 2/1/13 (e)	201,600
	TOTAL MATERIALS	834,504
	TOTAL COLLATERALIZED SENIOR LOANS
	(Cost — $10,818,579)	5,522,385
SOVEREIGN BOND — 0.8%
Russia — 0.8%
2,842,000	Russian Federation, 7.500% due 3/31/30 (a)
	(Cost - $3,113,692)	2,507,099

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
4,660,992	Home Interiors & Gifts Inc. (d)(f)*	5
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
73,499	Aurora Foods Inc. (d)(f)*	0
MATERIALS — 0.0%
Chemicals — 0.0%
1	Pliant Corp. (d)(f)*	0
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
3,736	McLeodUSA Inc., Class A Shares (d)(f)*	0
20,125	Pagemart Wireless (d)(f)*	201
	TOTAL TELECOMMUNICATION SERVICES	201
	TOTAL COMMON STOCKS
	(Cost — $2,167,617)	206
CONVERTIBLE PREFERRED STOCKS — 0.9%
FINANCIALS — 0.9%
Diversified Financial Services — 0.9%
3,030	Bank of America Corp., 7.250%	1,969,500
25,100	Citigroup Inc., 6.500%	702,549
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost — $4,263,006)	2,672,049

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)

December 31, 2008

Shares	Security	Value
PREFERRED STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
22,300	Ford Motor Co., 7.400%	$108,155
17,100	Ford Motor Co., 8.000%	90,630
1,600	Ford Motor Co., Series F, 7.550%	6,880
900	General Motors Corp., 7.250%	2,943
10,100	General Motors Corp., Senior Notes, 7.250%	32,118
2,600	General Motors Corp., Senior Notes, 7.375%	8,172
31,700	General Motors Corp., Senior Notes, 7.500%	99,855
	Total Automobiles	348,753
Media — 0.0%
4	ION Media Networks Inc., Series B, 12.000% (d)(f)*	0
	TOTAL CONSUMER DISCRETIONARY	348,753
FINANCIALS — 0.2%
Consumer Finance — 0.1%
1,181	Preferred Blocker Inc., 9.000% (a)*	354,300
Diversified Financial Services — 0.1%
3,400	Preferred Plus, Trust, Series FRD-1, 7.400%	15,708
8,400	Saturns, Series F 2003-5, 8.125%	44,520
	Total Diversified Financial Services	60,228
Thrifts & Mortgage Finance — 0.0%
37,200	Federal National Mortgage Association (FNMA), 8.250% (h)*	30,876
	TOTAL FINANCIALS	445,404
	TOTAL PREFERRED STOCKS
	(Cost — $2,974,177)	794,157

Warrants
WARRANTS — 0.0%
1,705	Cybernet Internet Services International Inc., Expires 7/1/09(a)(d)(f)*	0
1,555	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(d)(f)*	0
1,185	IWO Holdings Inc., Expires 1/15/11(a)(d)(f)*	0
1,000	Jazztel PLC, Expires 7/15/10(a)(d)(f)*	0
1,765	Merrill Corp., Class B Shares, Expires 5/5/09(a)(d)(f)*	0
3,510	Viasystems Group Inc., Expires 1/12/10(d)(f)*	0
	TOTAL WARRANTS
	(Cost — $623,617)	0
	TOTAL INVESTMENTS — 95.4% (Cost — $492,177,858#)	299,627,584
	Other Assets in Excess of Liabilities — 4.6%	14,428,502
	TOTAL NET ASSETS — 100.0%	$314,056,086

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Illiquid security.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)	Security has no maturity date. The date shown represents the next call date.
(h)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
GMAC - General Motors Acceptance Corp.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective October 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	December 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$299,627,584	$3,466,206	$289,504,457	$6,656,921
Other Financial Instruments*	(122,225)	0	(122,225)	0
Total	$299,505,359	$3,466,206	$289,382,232	$6,656,921

* Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities
Balance as of September 30, 2008	$1,268,368
Accrued Premiums/Discounts	0
Realized Gain (Loss)	0
Change in unrealized appreciation (depreciation)	(32,471)
Net purchases (sales)	(51,268)
Transfers in and/or out of Level 3	5,472,292
Balance as of December 31, 2008	$6,656,921

(b) Credit Default Swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage.  CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement, would be an amount equal to the notional amount of the agreement.  These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical price a lender receives for credit default protection.  When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives.  For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values particularly in relation to the notional amount of the contract, as well as the annual payment rate serve as an indicator of the current status of the payment/performance risk.

Payments received or made at the beginning of the measurement period are reflected as a premium on deposit, respectively on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as realized gain and loss on the Statement of Operations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(c) Credit and Market Risk.  The Fund invests in high yield instruments that are subject to certain credit and market risks.  The yields of high yield obligations reflect, among other things, perceived credit and market risks.  The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,154,776
Gross unrealized depreciation	(194,705,050)
Net unrealized depreciation	$(192,550,274)

Notes to Schedule of Investments (unaudited) (continued)

At December 31, 2008, the Fund held the following open swap contracts:

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT(2)	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	MARKET VALUE(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED APPRECIATION/ (DEPRECIATION)
Credit Suisse First Boston Inc. (CDX North America High Yield Index)	$1,900,000	6/20/13	5.000% quarterly	$(300,827)	$(249,881)	$(50,946)
Credit Suisse First Boston Inc. (CDX North America High Yield Index)	1,900,000	6/20/13	5.000% quarterly	(300,827)	(229,548)	(71,279)
Net unrealized depreciation on sales of credits default swaps on credit indices						$(122,225)

‡  Percentage shown is an annual percentage rate.

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	February 26, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	February 26, 2009